Revenue, government financing for research expenditures and sales (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca and Sanofi :

(in thousands of euro)	June 30, 2021	June 30, 2020

Proceeds from collaboration and licensing agreements	7,095	28,349
of which monalizumab agreement	6,095	19,636
of which IPH5201 agreement	—	8,713
of which other agreement	1,000	—
Invoicing of R&D costs (IPH5201 and advoralimab agreements)	1,209	1,090
Exchange gains or losses on collaboration agreement	—	402
Revenue from collaboration and licensing agreements	8,304	29,841

Explanation of significant changes in contract assets and contract liabilities
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2019	62,657
Revenue for the six months ended June 30, 2020	(19,636)
Transfer to / (from) collaboration liabilities	(3,055)
As of June 30, 2020	39,966

As of December 31, 2020	26,572
Revenue for the six months ended June 30, 2021	(6,095)
Transfer to / (from) collaboration liabilities	188
As of June 30, 2021	20,665
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2019	21,304
Revenue for the six months ended Additions	3,055
Deductions	(12,347)
As of June 30, 2020	12,012

As of December 31, 2020	46,686
Revenue for the six months ended Additions	1,501
Deductions	(2,253)
As of June 30, 2021	45,934
Change in deferred revenue relating to IPH5201 agreement

(in thousands of euro)	Total
As of December 31, 2019	9,053
Revenue recognized for the six months ended June 30, 2020	(8,713)
Increase in deferred revenue resulting from the $5M milestone relating to the dosage of the first phase I patient dosed	4,365
As of June 30, 2020	4,705

Disclosure of variance of deferred revenue	Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2020	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2021
Monalizumab	26,572	(6,095)	—	188	20,666
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	43,972	(6,095)	—	188	38,066

(in thousands of euro)	As of December 31, 2019	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2020
Monalizumab	62,657	(19,636)	—	(3,055)	39,966
IPH5201	9,054	(8,713)	4,365	—	4,706
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(28,349)	4,365	(3,055)	62,072

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2021	June 30, 2020

Research tax credit	4,933	6,733
Grant	1,435	171
Government financing for research expenditures	6,368	6,904